Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies [Abstract]
Schedule of Revenue Percentage by Major Customer

Charterer	2017	2016	2015
A	14%	13%	14%
B	11%	13%	10%
C	10%	9%	9%
D	9%	7%	8%